STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (903,039)	$ (34,405,463)	$ (643,227)
Items not affecting cash:
Depreciation	8,040	11,604	16,673
Loss on disposal of equipment, vehicles and furniture	222	0	0
Option based payments	432,895	4,138,604	221,193
Impairment allowances	0	29,836,916	0
Changes in non-cash working capital items:
(Increase)/decrease in receivables	317	(1,105)	540
(Increase)/decrease in prepaids and deposits	1,132	70,554	756
Increase/(decrease) in accounts payable and accrued liabilities	(2,500)	13,037	2,663
Increase/(decrease) in amounts owing to related parties	16,388	490	(5,220)
Net cash used in operating activities	(446,545)	(335,363)	(406,622)
CASH FLOWS FROM FINANCING ACTIVITIES
Options exercised	0	150,000	0
Net cash provided by financing activities	0	150,000	0
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation costs (net of recovery)	(182,644)	(123,546)	0
Net cash used in investing activities	(182,644)	(123,546)	0
Change in cash and cash equivalents during the year	(629,189)	(308,909)	(406,622)
Cash and cash equivalents, beginning of year	1,172,393	1,481,302	1,887,924
Cash and cash equivalents, end of year	$ 543,204	$ 1,172,393	$ 1,481,302